Income Tax - Summary of Current Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Current tax assets
Tax refund receivable	$ 90,569	$ 3,028	$ 50,456
Prepaid income tax	462,523	15,464	473,807
Current tax assets	553,092	18,492	524,263
Current tax liabilities
Income tax payable	$ 4,858,578	$ 162,440	$ 6,781,136